Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 58,266	$ (400,740)	$ 244,550
Adjustments required to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	25,915	23,680	21,383
Realized loss on sale of long-lived assets	689	92	28
Change in derivative instruments, net	(631)	(236)	(2,649)
Effect of exchange differences on intercompany balances	(2)
Foreign exchange effect of marketable securities and bank deposits	(447)	(4,588)	(11,600)
Deferred income taxes, net	23,200	(38,413)	7,584
(Increase) decrease in trade receivables, net	(6,229)	21,683	2,724
(Increase) decrease in other receivables, prepaid expenses and other	(3,010)	(7,235)	1,247
Increase in inventories, net	(2,069)	(27,219)	(4,994)
(Increase) decrease in income tax receivables	(2,441)	(9,090)	10,890
(Decrease) Increase in trade payables	(2,129)	32,308	(6,202)
(Decrease) Increase in other accounts payable and accrued expenses	(263,661)	454,609	1,423
Increase (decrease) in income tax payables	512	(4,397)	5,561
Expense from amortization of marketable securities bonds, net	13,339	5,316	1,660
Net cash (used in) provided by operating activities	(158,698)	45,770	271,605
Cash flows from investing activities:
Purchase of property, plant and equipment	(11,800)	(16,991)	(26,631)
Investment in other intangible assets	(243)	(161)	(1,783)
Investment in short-term bank deposits, net	(47,586)
Investment in marketable securities	(828,203)	(1,132,501)	(1,222,190)
Proceeds from marketable securities	809,119	1,217,386	952,421
(Investment in) proceeds from acquisitions, net of sale of long-lived assets	(99,275)	8	21
Cash acquired from acquisition	7,407
Net cash (used in) provided by investing activities	(170,581)	67,741	(298,162)
Cash flows from financing activities:
Repurchase of treasury stock	(24,934)	(24,196)	(26,984)
Net cash used in financing activities	(24,934)	(24,196)	(26,984)
Effect of exchange rate changes on cash and cash equivalents	170	2,508	(556)
(Decrease) Increase in cash and cash equivalents	(354,043)	91,823	(54,097)
Cash and cash equivalents at the beginning of the period	605,177	513,354	567,451
Cash and cash equivalents at the end of the period	251,134	605,177	513,354
Cash paid during the year for:
Income taxes	7,753	29,377	54,536
Cash received during the year for:
Income taxes	2,351	4,093	24,331
Non-cash investing transactions:
Purchase of property, plant and equipment included in accounts payable	1,468	2,997	1,477
Investment in intangible assets on credit		15
Non-cash financing transactions:
Purchase of treasury stock		782
Purchase of marketable securities	$ 3,848	$ 9,417	$ 9,159